UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA SMALL CAP STOCK Fund


                      1ST QUARTER Portfolio of Investments


                                OCTOBER 31, 2007

                                                                      (Form N-Q)

48456-1207                                  (C)2007, USAA.  All rights reserved.

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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (97.6%)

               CONSUMER DISCRETIONARY (16.0%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.6%)
       68,430  Fossil, Inc.*                                     $        2,570
       23,300  Maidenform Brands, Inc.*                                     346
       44,540  Movado Group, Inc.                                         1,340
       36,100  Phillips-Van Heusen Corp.                                  1,726
       82,100  Unifirst Corp.                                             3,090
                                                                ---------------
                                                                          9,072
                                                                ---------------
               APPAREL RETAIL (3.1%)
       97,950  Aeropostale, Inc.*                                         2,243
      206,300  Cato Corp. "A"                                             4,142
       33,550  Gymboree Corp.*                                            1,142
      100,990  Men's Wearhouse, Inc.                                      4,268
      281,450  Stage Stores, Inc.                                         5,280
                                                                ---------------
                                                                         17,075
                                                                ---------------
               AUTO PARTS & EQUIPMENT (1.2%)
       46,609  American Axle & Manufacturing Holdings, Inc.               1,280
       97,350  Lear Corp.*                                                3,459
       78,300  Modine Manufacturing Co.                                   1,821
                                                                ---------------
                                                                          6,560
                                                                ---------------
               CASINOS & GAMING (0.7%)
       33,100  Bally Technologies, Inc.*                                  1,335
       78,150  WMS Industries, Inc.*                                      2,709
                                                                ---------------
                                                                          4,044
                                                                ---------------
               FOOTWEAR (0.3%)
       42,650  Iconix Brand Group, Inc.*                                    974
       18,440  Wolverine World Wide, Inc.                                   473
                                                                ---------------
                                                                          1,447
                                                                ---------------
               HOME FURNISHINGS (0.9%)
      139,400  Tempur-Pedic International, Inc.(a)                        5,018
                                                                ---------------
               HOUSEHOLD APPLIANCES (0.5%)
      156,700  Helen of Troy Ltd.*                                        2,821
                                                                ---------------
               INTERNET RETAIL (1.0%)
       63,080  Priceline.com, Inc.*(a)                                    5,873
                                                                ---------------
               LEISURE FACILITIES (1.2%)
       28,200  Life Time Fitness, Inc.*(a)                                1,710
      126,950  Premier Exhibitions, Inc.*(a)                              1,408
       55,800  Vail Resorts, Inc.*                                        3,386
                                                                ---------------
                                                                          6,504
                                                                ---------------
               LEISURE PRODUCTS (0.2%)
       43,080  JAKKS Pacific, Inc.*                                       1,142
                                                                ---------------
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               PUBLISHING (0.4%)
      206,700  Valassis Communications, Inc.*                    $        2,036
                                                                ---------------
               RESTAURANTS (1.3%)
      115,400  CEC Entertainment, Inc.*                                   3,439
       16,550  Chipotle Mexican Grill, Inc. "B"*                          2,041
       64,500  Sonic Corp.*                                               1,598
                                                                ---------------
                                                                          7,078
                                                                ---------------
               SPECIALIZED CONSUMER SERVICES (2.1%)
      106,200  Matthews International Corp. "A"(a)                        4,840
      125,257  Sotheby's Holdings, Inc. "A"(a)                            6,785
                                                                ---------------
                                                                         11,625
                                                                ---------------
               SPECIALTY STORES (1.5%)
       95,800  Dick's Sporting Goods, Inc.*                               3,197
      207,600  Hibbett Sports, Inc.*                                      4,897
                                                                ---------------
                                                                          8,094
                                                                ---------------
               Total Consumer Discretionary                              88,389
                                                                ---------------

               CONSUMER STAPLES (3.7%)
               -----------------------
               DRUG RETAIL (0.2%)
       20,380  Longs Drug Stores Corp.                                    1,070
                                                                ---------------
               FOOD RETAIL (1.0%)
      193,800  Casey's General Stores, Inc.                               5,523
                                                                ---------------
               PACKAGED FOODS & MEAT (0.4%)
      103,000  Lance, Inc.                                                2,182
                                                                ---------------
               PERSONAL PRODUCTS (1.4%)
      204,460  American Oriental Bioengineering, Inc.*(a)                 2,815
       23,080  Chattem, Inc.*(a)                                          1,715
       80,600  Herbalife Ltd.                                             3,554
                                                                ---------------
                                                                          8,084
                                                                ---------------
               TOBACCO (0.7%)
       59,600  Universal Corp.(a)                                         2,905
       38,325  Vector Group Ltd.(a)                                         838
                                                                ---------------
                                                                          3,743
                                                                ---------------
               Total Consumer Staples                                    20,602
                                                                ---------------

               ENERGY (5.8%)
               -------------
               OIL & GAS DRILLING (0.5%)
       31,200  Atwood Oceanics, Inc.*                                     2,628
                                                                ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.3%)
       16,560  Bolt Technology Corp.*(a)                                    716
       19,370  Dawson Geophysical Co.*                                    1,546
       99,390  Global Industries Ltd.*                                    2,447
       45,890  W-H Energy Services, Inc.*                                 2,642
                                                                ---------------
                                                                          7,351
                                                                ---------------
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (2.9%)
      143,220  Mariner Energy, Inc.*                             $        3,580
      122,800  Penn Virginia Corp.                                        5,944
      120,600  Whiting Petroleum Corp.*                                   6,520
                                                                ---------------
                                                                         16,044
                                                                ---------------
               OIL & GAS REFINING & MARKETING (1.1%)
       49,600  Alon USA Energy, Inc.                                      1,824
       75,290  Delek US Holdings, Inc.                                    1,806
       62,275  Western Refining, Inc.                                     2,284
                                                                ---------------
                                                                          5,914
                                                                ---------------
               Total Energy                                              31,937
                                                                ---------------

               FINANCIALS (14.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      163,800  Ares Capital Corp.                                         2,726
                                                                ---------------
               CONSUMER FINANCE (1.1%)
       45,850  Cash America International, Inc.                           1,788
       83,200  Credit Acceptance Corp.*(a)                                1,864
       47,820  Dollar Financial Corp.*                                    1,569
       47,910  EZCORP, Inc. "A"*                                            630
       22,430  First Cash Financial Services, Inc.*                         441
                                                                ---------------
                                                                          6,292
                                                                ---------------
               INVESTMENT BANKING & BROKERAGE (0.6%)
       27,830  GFI Group, Inc.*                                           2,402
       16,000  Stifel Financial Corp.*                                      908
                                                                ---------------
                                                                          3,310
                                                                ---------------
               LIFE & HEALTH INSURANCE (1.7%)
      144,900  Delphi Financial Group, Inc. "A"                           5,615
      147,100  Universal American Financial Corp.*                        3,569
                                                                ---------------
                                                                          9,184
                                                                ---------------
               PROPERTY & CASUALTY INSURANCE (1.3%)
      275,700  Assured Guaranty Ltd.                                      6,360
       12,920  ProAssurance Corp.*                                          713
                                                                ---------------
                                                                          7,073
                                                                ---------------
               REGIONAL BANKS (1.8%)
       56,400  First Midwest Bancorp, Inc.                                1,900
      116,980  International Bancshares Corp.                             2,557
       55,900  MB Financial, Inc.                                         1,864
       26,307  SVB Financial Group*                                       1,362
       46,700  Westamerica Bancorp(a)                                     2,245
                                                                ---------------
                                                                          9,928
                                                                ---------------
               REINSURANCE (0.9%)
       59,100  IPC Holdings Ltd.                                          1,767
       87,800  Platinum Underwriters Holdings Ltd.(a)                     3,161
                                                                ---------------
                                                                          4,928
                                                                ---------------
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               REITS - DIVERSIFIED (0.5%)
       56,100  Cousins Properties, Inc.(a)                       $        1,615
       24,900  PS Business Parks, Inc.                                    1,452
                                                                ---------------
                                                                          3,067
                                                                ---------------
               REITS - MORTGAGE (0.6%)
      354,100  RAIT Financial Trust                                       3,222
                                                                ---------------
               REITS - OFFICE (0.5%)
       18,870  Digital Realty Trust, Inc.                                   830
       71,900  Maguire Properties, Inc.                                   1,959
                                                                ---------------
                                                                          2,789
                                                                ---------------
               REITS - RESIDENTIAL (0.4%)
       82,700  American Campus Communities, Inc.                          2,352
                                                                ---------------
               REITS - RETAIL (1.8%)
       67,400  Acadia Realty Trust                                        1,786
      106,340  National Retail Properties, Inc.(a)                        2,696
       28,800  Pennsylvania REIT                                          1,099
      140,400  Realty Income Corp.(a)                                     4,147
                                                                ---------------
                                                                          9,728
                                                                ---------------
               REITS - SPECIALIZED (0.9%)
       81,900  FelCor Lodging Trust, Inc.                                 1,715
      253,500  U-Store-It Trust                                           3,270
                                                                ---------------
                                                                          4,985
                                                                ---------------
               SPECIALIZED FINANCE (1.3%)
      223,600  Asset Acceptance Capital Corp.                             2,406
       62,800  Asta Funding, Inc.(a)                                      2,232
       94,800  Financial Federal Corp.                                    2,561
                                                                ---------------
                                                                          7,199
                                                                ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
      161,300  NewAlliance Bancshares, Inc.                               2,257
                                                                ---------------
               Total Financials                                          79,040
                                                                ---------------

               HEALTH CARE (13.5%)
               -------------------
               BIOTECHNOLOGY (2.4%)
       15,600  Alexion Pharmaceuticals, Inc.*                             1,193
       83,300  Cubist Pharmaceuticals, Inc.*                              1,949
      164,730  Isis Pharmaceuticals, Inc.*                                2,903
       36,875  LifeCell Corp.*                                            1,625
       25,700  Myriad Genetics, Inc.*                                     1,423
       16,840  Omrix Biopharmaceuticals, Inc.*                              587
       37,110  Onyx Pharmaceuticals, Inc.*                                1,733
       22,500  OSI Pharmaceuticals, Inc.*                                   935
      201,300  XOMA Ltd.*                                                   739
                                                                ---------------
                                                                         13,087
                                                                ---------------
               HEALTH CARE EQUIPMENT (2.8%)
       59,360  Arthrocare Corp.*                                          3,849
       91,020  CONMED Corp.*                                              2,589
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       10,000  Datascope Corp.                                  $           361
       44,253  Integra Lifesciences Holdings Corp.*(a)                    2,145
       76,410  IRIS International, Inc.*                                  1,406
       40,540  Mentor Corp.(a)                                            1,726
       66,200  Orthofix International NV*                                 3,568
                                                                ---------------
                                                                         15,644
                                                                ---------------
               HEALTH CARE FACILITIES (1.3%)
      178,600  Amsurg Corp. "A"*                                          4,724
       60,890  Medcath Corp.*                                             1,688
       62,300  Sun Healthcare Group, Inc.*                                1,006
                                                                ---------------
                                                                          7,418
                                                                ---------------
               HEALTH CARE SERVICES (1.4%)
       34,775  Bio-Reference Laboratories, Inc.*                          1,116
       46,800  Chemed Corp.                                               2,683
       46,874  CorVel Corp.*                                              1,246
       61,870  Emergency Medical Services Corp. "A"*(a)                   1,879
       26,460  Genoptix, Inc.*                                              653
                                                                ---------------
                                                                          7,577
                                                                ---------------
               HEALTH CARE SUPPLIES (0.6%)
       56,000  Cynosure, Inc. "A"*(a)                                     2,128
       22,670  Haemonetics Corp.*                                         1,165
                                                                ---------------
                                                                          3,293
                                                                ---------------
               HEALTH CARE TECHNOLOGY (0.4%)
       89,890  Omnicell, Inc.*                                            2,373
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.1%)
      149,000  Bruker BioSciences Corp.*                                  1,542
       33,840  Illumina, Inc.*                                            1,900
       59,710  Parexel International Corp.*                               2,747
                                                                ---------------
                                                                          6,189
                                                                ---------------
               MANAGED HEALTH CARE (1.4%)
       64,500  AMERIGROUP Corp.*                                          2,257
      161,600  Centene Corp.*                                             3,770
       78,030  Healthspring, Inc.*                                        1,639
                                                                ---------------
                                                                          7,666
                                                                ---------------
               PHARMACEUTICALS (2.1%)
      104,940  K-V Pharmaceutical Co. "A"*                                3,289
       70,950  MGI Pharma, Inc.*                                          2,312
       89,080  Par Pharmaceutical Companies, Inc.*                        1,643
       72,580  Sciele Pharma, Inc.*(a)                                    1,846
       77,040  Valeant Pharmaceuticals International*                     1,121
       26,820  Xenoport, Inc.*                                            1,316
                                                                ---------------
                                                                         11,527
                                                                ---------------
               Total Health Care                                         74,774
                                                                ---------------

               INDUSTRIALS (20.5%)
               -------------------
               AEROSPACE & DEFENSE (1.1%)
      107,220  DynCorp International, Inc.*                               2,427
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       19,500  Ladish Co., Inc.*                                $           895
       51,400  Teledyne Technologies, Inc.*                               2,689
                                                                ---------------
                                                                          6,011
                                                                ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
       33,140  Hub Group, Inc. "A"*                                         841
                                                                ---------------
               AIRLINES (0.5%)
      274,800  AirTran Holdings, Inc.*(a)                                 2,861
                                                                ---------------
               BUILDING PRODUCTS (0.7%)
       79,700  Simpson Manufacturing Co., Inc.(a)                         2,390
      114,500  Trex Co., Inc.*(a)                                         1,241
                                                                ---------------
                                                                          3,631
                                                                ---------------
               COMMERCIAL PRINTING (1.0%)
      181,200  Bowne & Co., Inc.                                          3,149
       37,017  Consolidated Graphics, Inc.*                               2,369
                                                                ---------------
                                                                          5,518
                                                                ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       15,900  Perini Corp.*                                                912
                                                                ---------------
               CONSTRUCTION & FARM MACHINERY &
               HEAVY TRUCKS (1.2%)
       15,710  Astec Industries, Inc.*                                      712
       13,700  Cascade Corp.                                                863
       87,477  Force Protection, Inc.*(a)                                 1,566
       87,680  Westinghouse Air Brake Technologies Corp.                  3,290
                                                                ---------------
                                                                          6,431
                                                                ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL
               SERVICES (0.8%)
      149,390  RSC Holdings, Inc.*(a)                                     2,174
       31,140  Schawk, Inc.                                                 707
       70,870  TeleTech Holdings, Inc.*                                   1,767
                                                                ---------------
                                                                          4,648
                                                                ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.6%)
      148,830  Acuity Brands, Inc.                                        7,114
      200,956  Belden, Inc.                                              11,710
      194,700  Deswell Industries, Inc.                                   1,966
       48,700  Genlyte Group, Inc.*                                       3,170
       91,200  GrafTech International Ltd.*                               1,724
                                                                ---------------
                                                                         25,684
                                                                ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (1.1%)
       43,210  Layne Christensen Co.*                                     2,461
      101,010  Waste Connections, Inc.*                                   3,415
                                                                ---------------
                                                                          5,876
                                                                ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.1%)
       15,000  AZZ, Inc.*                                                   512
                                                                ---------------
               HIGHWAYS & RAILTRACKS (0.4%)
      108,400  Quixote Corp.                                              1,983
                                                                ---------------
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.7%)
       67,220  Administaff, Inc.                                $         2,681
       85,316  Kforce, Inc.*                                              1,027
                                                                ---------------
                                                                          3,708
                                                                ---------------
               INDUSTRIAL CONGLOMERATES (1.5%)
      194,600  Carlisle Companies, Inc.                                   7,677
       40,950  Tredegar Corp.                                               713
                                                                ---------------
                                                                          8,390
                                                                ---------------
               INDUSTRIAL MACHINERY (3.2%)
       63,500  Albany International Corp. "A"                             2,381
       57,300  Barnes Group, Inc.                                         2,105
       37,110  EnPro Industries, Inc.*                                    1,522
       69,000  ESCO Technologies, Inc.*                                   2,856
       31,040  Gardner Denver, Inc.*                                      1,121
      154,100  Mueller Industries, Inc.                                   5,541
       32,900  Robbins & Myers, Inc.                                      2,379
                                                                ---------------
                                                                         17,905
                                                                ---------------
               MARINE (0.4%)
       68,480  Horizon Lines, Inc.(a)                                     2,154
                                                                ---------------
               OFFICE SERVICES & SUPPLIES (1.4%)
      151,300  ACCO Brands Corp.*                                         3,244
       79,350  United Stationers, Inc.*                                   4,595
                                                                ---------------
                                                                          7,839
                                                                ---------------
               RAILROADS (0.6%)
      121,800  Genesee & Wyoming, Inc. "A"*                               3,571
                                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.5%)
       48,290  Applied Industrial Technologies, Inc.                      1,712
       20,170  MSC Industrial Direct Co., Inc. "A"                          982
                                                                ---------------
                                                                          2,694
                                                                ---------------
               TRUCKING (0.4%)
      172,600  Vitran Corp., Inc. "A"*                                    2,413
                                                                ---------------
               Total Industrials                                        113,582
                                                                ---------------

               INFORMATION TECHNOLOGY (17.0%)
               ------------------------------
               APPLICATION SOFTWARE (2.8%)
      187,290  Aspen Technology, Inc.*                                    3,266
       54,565  Henry Jack & Associates, Inc.                              1,594
      184,710  Informatica Corp.*                                         3,155
       79,080  Interactive Intelligence, Inc.*                            2,060
      117,510  Magma Design Automation, Inc.*                             1,750
      128,690  Mentor Graphics Corp.*                                     2,062
       78,810  Nuance Communications, Inc.*                               1,743
                                                                ---------------
                                                                         15,630
                                                                ---------------
               COMMUNICATIONS EQUIPMENT (2.8%)
       48,600  ADTRAN, Inc.                                               1,170
       97,600  Alvarion Ltd.*                                             1,228
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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       72,374  Blue Coat Systems, Inc.*                         $         2,938
       67,300  Ceragon Networks Ltd.*                                     1,225
       45,860  Comtech Telecommunications Corp.*                          2,488
      107,390  Dycom Industries, Inc.*                                    3,034
      135,080  Harmonic, Inc.*                                            1,664
       26,700  Plantronics, Inc.                                            730
       70,610  ShoreTel, Inc.*                                            1,284
                                                                ---------------
                                                                         15,761
                                                                ---------------
               COMPUTER STORAGE & PERIPHERALS (1.7%)
       80,600  Electronics for Imaging, Inc.*                             1,838
      103,355  Novatel Wireless, Inc.*                                    2,687
       37,110  Synaptics, Inc.*                                           2,017
      165,700  Xyratex Ltd.*                                              2,830
                                                                ---------------
                                                                          9,372
                                                                ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       32,060  CSG Systems International, Inc.*                             658
                                                                ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
       50,910  Dolby Laboratories, Inc. "A"*                              2,111
       24,510  Itron, Inc.*(a)                                            2,634
                                                                ---------------
                                                                          4,745
                                                                ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
      182,000  Nam Tai Electronics, Inc.                                  2,193
                                                                ---------------
               INTERNET SOFTWARE & SERVICES (1.2%)
      124,090  J2 Global Communications, Inc.*                            4,181
       47,000  Open Text Corp.*(a)                                        1,466
       27,210  WebMD Health Corp. "A"*(a)                                 1,251
                                                                ---------------
                                                                          6,898
                                                                ---------------
               IT CONSULTING & OTHER SERVICES (1.4%)
      132,946  Maximus, Inc.                                              6,371
      110,880  MPS Group, Inc.*                                           1,354
                                                                ---------------
                                                                          7,725
                                                                ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
       27,240  Asyst Technologies, Inc.*                                    131
       31,794  Varian Semiconductor Equipment Associates, Inc.*           1,463
                                                                ---------------
                                                                          1,594
                                                                ---------------
               SEMICONDUCTORS (3.0%)
       81,020  ANADIGICS, Inc.*(a)                                        1,195
       25,350  Diodes, Inc.*                                                838
       59,700  Microsemi Corp.*                                           1,589
       45,770  Monolithic Power Systems, Inc.*                            1,004
       72,050  OmniVision Technologies, Inc.*(a)                          1,596
      224,660  ON Semiconductor Corp.*                                    2,291
       92,160  PMC-Sierra, Inc.*                                            830
      191,400  RF Micro Devices, Inc.*(a)                                 1,190
       35,680  Sigma Designs, Inc.*                                       2,097
      253,070  TriQuint Semiconductor, Inc.*                              1,587

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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
       89,630  Zoran Corp.*                                     $         2,286
                                                                ---------------
                                                                         16,503
                                                                ---------------
               SYSTEMS SOFTWARE (2.1%)
       55,200  MICROS Systems, Inc.*                                      3,965
       34,520  Progress Software Corp.*                                   1,129
       91,420  Radiant Systems, Inc.*                                     1,492
      158,320  Sybase, Inc.*                                              4,528
        2,300  VMware, Inc. "A"*(a)                                         287
                                                                ---------------
                                                                         11,401
                                                                ---------------
               TECHNOLOGY DISTRIBUTORS (0.3%)
       22,440  Anixter International, Inc.*                               1,612
                                                                ---------------
               Total Information Technology                              94,092
                                                                ---------------

               MATERIALS (3.6%)
               ----------------
               ALUMINUM (0.5%)
       44,500  Century Aluminum Co.*                                      2,589
                                                                ---------------
               DIVERSIFIED METALS & MINING (0.3%)
       49,000  Compass Minerals International, Inc.                       1,809
                                                                ---------------
               FOREST PRODUCTS (0.4%)
       42,800  Deltic Timber Corp.                                        2,393
                                                                ---------------
               METAL & GLASS CONTAINERS (1.1%)
       73,000  AptarGroup, Inc.                                           3,263
       42,600  Greif, Inc. "A"                                            2,709
                                                                ---------------
                                                                          5,972
                                                                ---------------
               PAPER PACKAGING (0.2%)
       46,700  Rock-Tenn Co. "A"                                          1,362
                                                                ---------------
               SPECIALTY CHEMICALS (0.6%)
       51,750  H.B. Fuller Co.                                            1,523
       32,800  OM Group, Inc.*                                            1,738
                                                                ---------------
                                                                          3,261
                                                                ---------------
               STEEL (0.5%)
       12,210  Cleveland-Cliffs, Inc.                                     1,168
       29,010  Metal Management, Inc.                                     1,525
                                                                ---------------
                                                                          2,693
                                                                ---------------
               Total Materials                                           20,079
                                                                ---------------

               TELECOMMUNICATION SERVICES (1.0%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
       61,170  Premiere Global Services, Inc.*                            1,008
                                                                ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
       73,700  Atlantic Tele-Network, Inc.                                2,647
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       93,600  Syniverse Holdings, Inc.*                                  1,562
                                                                ---------------
               Total Telecommunication Services                           5,217
                                                                ---------------

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                                 (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               UTILITIES (2.2%)
               ----------------
               ELECTRIC UTILITIES (0.4%)
       87,900  Weststar Energy, Inc.                            $         2,340
                                                                ---------------
               GAS UTILITIES (1.1%)
       67,000  Atmos Energy Corp.                                         1,879
       44,700  New Jersey Resources Corp.                                 2,202
       54,800  WGL Holdings, Inc.                                         1,859
                                                                ---------------
                                                                          5,940
                                                                ---------------
               MULTI-UTILITIES (0.7%)
      157,000  PNM Resources, Inc.(a)                                     3,926
                                                                ---------------
               Total Utilities                                           12,206
                                                                ---------------
               Total Common Stocks (cost: $485,466)                     539,918
                                                                ---------------


               MONEY MARKET INSTRUMENTS (3.4%)

               MONEY MARKET FUNDS (3.4%)
    3,000,000  SSgA Money Market Fund, 4.74% (b)                          3,000
   15,777,180  SSgA Prime Money Market Fund, 4.95% (b)                   15,777
                                                                ---------------
               Total Money Market
               Instruments
               (cost: $18,777)                                           18,777
                                                                ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (12.8%)

               MONEY MARKET FUNDS (1.1%)
       98,871  AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 5.00%(b)                                         99
    6,003,524  Merrill Lynch Premier Institutional Fund, 5.17%            6,004
                                                                ---------------
               Total Money Market Funds                                   6,103
                                                                ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               REPURCHASE AGREEMENTS (11.7%)
    $  21,000  Credit Suisse First Boston LLC, 4.82%, acquired on 10/31/2007 and due 11/01/2007 at $21,000
                     (collateralized by $21,745 of Federal Home
                     Loan Bank Bonds(c), 4.15%, due 6/26/2013;
                     market value $21,424)                               21,000
       21,000  Deutsche Bank Securities, Inc., 4.82%, acquired
                     on 10/31/2007 and due 11/01/2007 at $21,000
                     (collateralized by $21,150 of Federal Home
                     Loan Bank Bonds(c), 5.50%, due 10/19/2016;
                     market value $21,420)                               21,000

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                                 (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


    PRINCIPAL                                                            MARKET
       AMOUNT                                                             VALUE
        (000)  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
     $ 23,000  Lehman Brothers, Inc., 4.78%, acquired on 10/31/2007 and due 11/01/2007 at $23,000 (collateralized
                     by $18,511 of Tennessee Valley Authority Bonds(c),
                     6.75% - 7.13%, due 11/01/2025 - 5/01/2030;
                     combined market value $23,461)             $        23,000
                                                                ---------------
               Total Repurchase Agreements                               65,000
                                                                ---------------
               Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $71,103)         71,103
                                                                ---------------


               TOTAL INVESTMENTS (COST: $575,346)               $       629,798
                                                                ===============

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USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

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                  (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

14

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                  (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2007, was approximately $68,327,000, which excludes $3,340,000 of securities on loan which were sold prior to October 31, 2007.

D. As of October 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2007, were $78,789,000 and $24,337,000, respectively, resulting in net unrealized appreciation of $54,452,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $553,435,000 at October 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 3.2% of net assets at October 31, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS

REIT           Real Estate Investment Trust

SPECIFIC NOTES

(a) The  security or a portion  thereof was out on loan as of October 31,  2007.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2007.

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                  (continued)

USAA SMALL CAP STOCK FUND
OCTOBER 31, 2007 (UNAUDITED)


(c) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 *  Non-income-producing security for the 12 months preceding October 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    DECEMBER 18, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 19, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    DECEMBER 18, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.